POST-EMPLOYMENT BENEFIT - Social security plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Social Security Plans
Balance Sheet
Present value of partially or fully covered actuarial obligations	R$ 24,356,024	R$ 29,632,116
Asset ceiling	1,766,372	1,782,006
Debt contract	687,956
Fair value of plan assets	(23,278,847)	(25,989,959)
Immediate Available Values	1,337	3,801
Realizable assets	546,132	520,777
Fixed Income Investments	27,835,826	30,720,143
Variable Income Investments	2,268,799	3,110,626
Real Estate Investments	493,307	650,284
Structured Investments	1,281,812	855,390
Loans and Financing	396,303	505,226
Pension fund - Reserve allocation	103,483	92,504
Others	815	227,507
Defined contribution plan assets	(8,422,867)	(9,443,800)
Operating liabilities	(139,415)	(176,996)
Contingent Liabilities	(205,646)	(228,196)
Investment Funds	(204,902)	(222,948)
Administrative Funds	(546,132)	(520,777)
Pension Funds	(130,005)	(103,582)
Net liabilities	3,531,505	5,424,163
Other post-employment benefit obligations
Income Statement
Current service cost	40,101	39,001	R$ 42,245
Net interest cost	2,559,602	2,703,475	2,622,700
Actuarial expense / (revenue) recognized in the year	R$ 2,599,703	R$ 2,742,476	R$ 2,664,945